Current and non-current inventories (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Current and non-current inventories
Raw and auxiliary materials and consumables	€ 1,436	€ 1,292
Components and spare parts for drilling operations, plans and equipment	1,721	1,628
Semi-finished, finished goods and goods	3,092	3,260
Other	10	6
Current inventories	€ 6,259	€ 6,186